Vessels, Net - Sales of Vessels (Details) - USD ($) $ in Thousands		4 Months Ended	6 Months Ended	11 Months Ended		12 Months Ended
	Jan. 12, 2017	Apr. 21, 2017	Jul. 02, 2018	Dec. 14, 2018	Dec. 04, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Vessels, net						$ 1,043,250	$ 1,099,015
Net cash proceeds from sale of vessels						76,264	113,818		$ 0
Gain / (Loss) on sale of vessel						$ (53)	(1,260)		$ 0
Navios Gemini S
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net								$ 502
Vessels, net								6,451
Net cash proceeds from sale of vessels								$ 4,078
Navios Apollon
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net		$ 782
Vessels, net		14,758
Net cash proceeds from sale of vessels		$ 4,750
MSC Cristina
Property Plant And Equipment [Line Items]
Vessels, net	$ 142,193
Net cash proceeds from sale of vessels	$ 125,000
Gain / (Loss) on sale of vessel							$ (1,260)
Navios Libra II
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net				$ 657
Vessels, net				5,784
Net cash proceeds from sale of vessels				$ 4,559
Navios Felicity
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net					$ 818
Vessels, net					10,016
Net cash proceeds from sale of vessels					4,705
Gain / (Loss) on sale of vessel					$ (53)
YM Unity and YM Utmost
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net			$ 2,104
Vessels, net			104,860
Net cash proceeds from sale of vessels			$ 67,000